LEASES - LEASES - Summary of Future Minimum Fees, Excluding the Contingent Fees to be Received under Non-Cancellable Operating Leases (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Lessor, Lease, Description [Line Items]
Year ending December 31, 2022	$ 48,136
Year ending December 31, 2023	43,647
Year ending December 31, 2024	43,789
Year ending December 31, 2025	44,306
Year ending December 31, 2026	20,287
Over year ending December 31, 2026	2,758
Total minimum future fees to be received	$ 202,923